Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
September 30, 2012	$1,087
No Activity	—
September 30, 2013	1,087
Goodwill acquired	2,344
September 30, 2014	$3,431

Amortizable intangible assets
	September 30, 2014		September 30, 2013
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 7-8 years)	$1,385	$570	$806	$121
Above Market leases (useful life 5 years)	48	15	48	3
Customer value (useful life 10.5 years)	4,004	350
Trade name (useful life 5 years)	72	19
Non-compete (useful life 3.5 years)	62	11
	$5,571	$965	$854	$124

Amortizable intangible liabilities
	September 30, 2014		September 30, 2013
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible liabilities:
Below Market leases (useful life 4-5 years)	$220	$118	$156	$24
	$220	$118	$156	$24